Selected Information for Cruise and Tour and Other Segments (Parenthetical) (Detail) (Europe, Australia & Asia ("EAA") Ibero Cruises ("Ibero"), USD $) In Millions, unless otherwise specified	12 Months Ended
Nov. 30, 2012
Europe, Australia & Asia ("EAA") Ibero Cruises ("Ibero")
Segment Reporting Information [Line Items]
Impairment Charges	$ 173